UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22056

John Hancock Tax-Advantaged Global Shareholder Yield Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2011

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock

# Tax-Advantaged Global Shareholder Yield Fund

**Semiannual Report**
4.30.11

Ticker | **HTY**

Portfolio summary

Top 10 Holdings (32.6% of Net Assets on 4-30-11) [1]

NiSource, Inc.	4.1%	TECO Energy, Inc.	3.1%

Swisscom AG	4.0%	BAE Systems PLC	2.9%

Southern Company	3.9%	Shaw Communications, Inc., Class B	2.9%

CenturyLink, Inc.	3.5%	France Telecom SA	2.4%

Telefonica SA	3.4%	Mobistar SA	2.4%

Sector Composition[2,3]

Telecommunication Services	25%	Financials	6%

Utilities	24%	Health Care	4%

Consumer Staples	13%	Information Technology	3%

Energy	8%	Materials	3%

Industrials	7%	Short-Term Investments & Other	1%

Consumer Discretionary	6%

1 Cash and cash equivalents not included in Top 10 Holdings or Top Five Countries.

2 As a percentage of net assets on 4-30-11.

3 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. These risks are more significant in emerging markets. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	Tax-Advantaged Global Shareholder Yield Fund | Semiannual report

Fund’s investments

As of 4-30-11 (unaudited)

	Shares	Value
Common Stocks 98.46%		$123,644,770

(Cost $112,532,711)

Australia 0.81%		1,023,355

Westpac Banking Corp.	37,500	1,023,355

Belgium 2.39%		3,004,998

Mobistar SA	40,500	3,004,998

Brazil 1.12%		1,403,331

CPFL Energia SA	48,500	1,403,331

Canada 4.84%		6,074,247

BCE, Inc.	66,400	2,488,553

Shaw Communications, Inc., Class B	169,800	3,585,694

France 7.98%		10,027,226

France Telecom SA	130,000	3,048,049

SCOR SE	56,800	1,734,930

Total SA	41,450	2,655,592

Vivendi SA	82,500	2,588,655

Germany 3.35%		4,207,295

BASF SE	22,800	2,342,822

Muenchener Rueckversicherungs — Gesellschaft AG (MunichRe)	11,300	1,864,473

Hong Kong 1.15%		1,442,992

CLP Holdings, Ltd.	175,000	1,442,992

Italy 2.30%		2,893,493

Enel SpA	198,500	1,415,032

Terna Rete Elettrica Nazionale SpA	295,300	1,478,461

Netherlands 1.50%		1,878,890

Royal Dutch Shell PLC, ADR	24,250	1,878,890

Norway 2.88%		3,611,304

Orkla ASA	67,150	680,304

StatoilHydro ASA, SADR	100,000	2,931,000

Philippines 1.00%		1,252,584

Philippine Long Distance Telephone Company, SADR	21,600	1,252,584

Spain 3.43%		4,308,609

Telefonica SA	160,100	4,308,609

See notes to financial statements	Semiannual report | Tax-Advantaged Global Shareholder Yield Fund	7

	Shares	Value
Switzerland 5.87%		$7,375,840

Nestle SA	37,500	2,328,193

Swisscom AG	11,000	5,047,647

Taiwan 1.17%		1,467,450

Taiwan Semiconductor Manufacturing Company, Ltd., SADR	108,700	1,467,450

United Kingdom 16.49%		20,704,436

AstraZeneca PLC, SADR (C)	37,700	1,878,591

BAE Systems PLC	666,800	3,654,120

British American Tobacco PLC	29,850	1,302,774

Diageo PLC, SADR	26,800	2,180,716

FirstGroup PLC	320,900	1,738,635

Imperial Tobacco Group PLC	75,000	2,640,489

National Grid PLC	72,200	740,802

Scottish & Southern Energy PLC	127,700	2,897,634

United Utilities Group PLC	159,200	1,680,095

Vodafone Group PLC	694,000	1,990,580

United States 42.18%		52,968,720

Altria Group, Inc.	93,600	2,512,224

Arthur J. Gallagher & Company	54,300	1,617,054

AT&T, Inc.	59,700	1,857,864

Automatic Data Processing, Inc.	11,700	635,895

Bristol-Myers Squibb Company (C)	90,000	2,529,000

CenturyLink, Inc. (C)	108,000	4,404,240

Diamond Offshore Drilling, Inc.	26,800	2,033,316

Duke Energy Corp. (C)	102,400	1,909,760

E.I. du Pont de Nemours & Company	25,050	1,422,590

Integrys Energy Group, Inc.	12,100	633,556

Lorillard, Inc.	24,800	2,641,200

Merck & Company, Inc.	36,700	1,319,365

Microchip Technology, Inc. (C)	45,600	1,871,424

NiSource, Inc. (C)	261,500	5,086,175

PepsiCo, Inc.	8,500	585,565

Philip Morris International, Inc. (C)	23,400	1,624,896

Pitney Bowes, Inc. (C)	86,600	2,126,896

Progress Energy, Inc.	49,700	2,358,265

Regal Entertainment Group (C)	83,700	1,153,386

Reynolds American, Inc. (C)	24,900	924,039

Southern Company	126,700	4,946,368

TECO Energy, Inc. (C)	200,000	3,854,000

Vectren Corp.	22,400	640,192

Verizon Communications, Inc. (C)	64,500	2,436,810

Windstream Corp. (C)	144,000	1,844,640

8	Tax-Advantaged Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

		Shares	Value
Preferred Securities 0.78%			$986,230

(Cost $854,267)

United States 0.78%			986,230

MetLife, Inc., Series B, 6.500%		38,600	986,230

	Yield (%)*	Shares	Value
Short-Term Investments 2.32%			$2,917,230

(Cost $2,917,230)

Money Market Funds 2.32%			2,917,230

State Street Institutional Treasury Money
Market Fund	0.00%	2,917,230	2,917,230

Total investments (Cost $116,304,208)† 101.56%			$127,548,230

Other assets and liabilities, net (1.56%)			($1,965,090)

Total net assets 100.00%			$125,583,140

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(C) All or a portion of this security is pledged as collateral for options (see Note 3). Total collateral value at 4-30-11 was $24,425,960.

* The rate shown is the annualized seven-day yield as of 4-30-11.

† At 4-30-11, the aggregate cost of investment securities for federal income tax purposes was $122,134,101. Net unrealized appreciation aggregated $5,414,129, of which $7,468,829 related to appreciated investment securities and $2,054,700 related to depreciated investment securities.

The Fund had the following sector composition as of 4-30-11 (as a percentage of net assets):

Telecommunication Services	25%
Utilities	24%
Consumer Staples	13%
Energy	8%
Industrials	7%
Consumer Discretionary	6%
Financials	6%
Health Care	4%
Information Technology	3%
Materials	3%
Short-Term Investments & Other	1%

See notes to financial statements	Semiannual report | Tax-Advantaged Global Shareholder Yield Fund	9

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-11 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value for each common share.

Assets

Investments, at value (Cost $116,304,208)	$127,548,230
Cash	24,577
Foreign currency, at value (Cost $184,588)	187,782
Receivable for fund shares sold	182,373
Dividends and interest receivable	868,288
Other receivables and prepaid expenses	50,559

Total assets	128,861,809

Liabilities

Payable for investments purchased	1,668,926
Written options, at value (Premiums received $660,702) (Note 3)	1,360,030
Distributions payable	182,367
Payable to affiliates
Accounting and legal services fees	2,973
Trustees’ fees	6,842
Other liabilities and accrued expenses	57,531

Total liabilities	3,278,669

Net assets

Capital paid-in	$159,528,423
Accumulated distributions in excess of net investment income	(3,864,087)
Accumulated net realized loss on investments, options written and foreign
currency transactions	(40,661,539)
Net unrealized appreciation (depreciation) on investments, options written
and translation of assets and liabilities in foreign currencies	10,580,343

Net assets	$125,583,140

Net asset value per share

Based on 9,440,608 shares of beneficial interest outstanding — unlimited
number of shares authorized with no par value	$13.30

10	Tax-Advantaged Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-11
(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$3,826,575
Interest	217
Less foreign taxes withheld	(141,136)

Total investment income	3,685,656

Expenses

Investment management fees (Note 5)	593,530
Accounting and legal services fees (Note 5)	7,885
Transfer agent fees	17,215
Trustees’ fees (Note 5)	25,108
Printing and postage	31,375
Professional fees	38,870
Custodian fees	28,975
Stock exchange listing fees	11,574
Other	9,906

Total expenses	764,438

Net investment income	2,921,218

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	7,581,842
Written options (Note 3)	(2,694,072)
Foreign currency transactions	21,575
4,909,345
Change in net unrealized appreciation (depreciation) of
Investments	2,724,544
Written options (Note 3)	(710,228)
Translation of assets and liabilities in foreign currencies	25,197

2,039,513

Net realized and unrealized gain	6,948,858

Increase in net assets from operations	$9,870,076

See notes to financial statements	Semiannual report | Tax-Advantaged Global Shareholder Yield Fund	11

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-11	ended
	(unaudited)	10-31-10
Increase (decrease) in net assets

From operations
Net investment income	$2,921,218	$5,967,118
Net realized gain (loss)	4,909,345	(2,849,493)
Change in net unrealized appreciation (depreciation)	2,039,513	14,620,004

Increase in net assets resulting from operations	9,870,076	17,737,629

Distributions to shareholders
From net investment income	(6,781,159)[1]	(5,812,586)
From tax return of capital	—	(7,669,225)

Total distributions	(6,781,159)	(13,481,811)

From Fund share transactions (Note 6)	381,503	953,232

Total increase	3,470,420	5,209,050

Net assets

Beginning of period	122,112,720	116,903,670

End of period	$125,583,140	$122,112,720

Accumulated distributions in excess of net investment income	($3,864,087)	($4,146)

1 A portion of the distributions may be deemed a tax return of capital at year-end.

12	Tax-Advantaged Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since inception.

COMMON SHARES Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08	10-31-07[2]
Per share operating performance

Net asset value, beginning of period	$12.98	$12.53	$12.92	$19.58	$19.10[3]
Net investment income[4]	0.31	0.64	0.72	1.05	0.02
Net realized and unrealized gain (loss)
on investments	0.73	1.25	0.42	(5.91)	0.50
Total from investment operations	1.04	1.89	1.14	(4.86)	0.52
Less distributions to common shareholders
From net investment income	(0.72)[5]	(0.62)	(0.70)	(1.03)	—
From net realized gain	—	—	—	(0.38)	—
From tax return of capital	—	(0.82)	(0.83)	(0.39)	—
Total distributions	(0.72)	(1.44)	(1.53)	(1.80)	—
Anti-dilutive impact of repurchase plan	—	—	—[6,7]	—	—
Offering costs related to common shares	—	—	—[6]	—	(0.04)
Net asset value, end of period	$13.30	$12.98	$12.53	$12.92	$19.58
Per share market value, end of period	$13.66	$13.66	$11.33	$11.00	$20.20
Total return at net asset value (%)[8]	8.40[9]	16.33	11.05	(25.56)	2.51[9,10]
Total return at market value (%)[8]	5.79[9]	35.39	17.94	(38.57)	1.00[9]

Ratios and supplemental data

Net assets applicable to common shares, end of
period (in millions)	$126	$122	$117	$121	$171
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29[11]	1.25	1.29	1.23	1.46[11]
Expenses net of fee waivers and credits	1.29[11]	1.25	1.29	1.23	1.30[11]
Net investment income	4.92[11]	5.15	6.01	6.29	1.10[11]
Portfolio turnover (%)	50	96	126	195	3

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 Period from 9-26-07 (inception date) to 10-31-07.
3 Reflects the deduction of a $0.90 per share sales load.
4 Based on the average daily shares outstanding.
5 A portion of the distributions may be deemed a tax return of capital at year-end.
6 Less than $0.005 per share.
7 The repurchase plan was completed at an average repurchase price of $11.09 for 17,400 shares. The redemption for the year ended 10-31-09 was $192,900 and had a less than $0.005 NAV impact.
8 Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.
9 Not annualized.
10 Total returns would have been lower had certain expenses not been reduced during the periods shown.
11 Annualized.

See notes to financial statements	Semiannual report | Tax-Advantaged Global Shareholder Yield Fund	13

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Tax-Advantaged Global Shareholder Yield Fund (the Fund) is a closed-end diversified management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14	Tax-Advantaged Global Shareholder Yield Fund | Semiannual report

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2011, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$1,023,355	—	$1,023,355	—
Belgium	3,004,998	—	3,004,998	—
Brazil	1,403,331	$1,403,331	—	—
Canada	6,074,247	6,074,247	—	—
France	10,027,226	—	10,027,226	—
Germany	4,207,295	—	4,207,295	—
Hong Kong	1,442,992	—	1,442,992	—
Italy	2,893,493	—	2,893,493	—
Netherlands	1,878,890	1,878,890	—	—
Norway	3,611,304	2,931,000	680,304	—
Philippines	1,252,584	1,252,584	—	—
Spain	4,308,609	—	4,308,609	—
Switzerland	7,375,840	—	7,375,840	—
Taiwan	1,467,450	1,467,450	—	—
United Kingdom	20,704,436	4,059,307	16,645,129	—
United States	52,968,720	52,968,720	—	—
Preferred Securities				—
United States	986,230	986,230	—	—
Short-Term Investments	2,917,230	2,917,230	—	—

Total Investments
in Securities	$127,548,230	$75,938,989	$51,609,241	—
Other Financial
Instruments:
Written Options	($1,360,030)	($1,360,030)	—	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six-month period ended April 30, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in investment companies are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following

Semiannual report | Tax-Advantaged Global Shareholder Yield Fund	15

procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

The Fund may be subject to capital gains and repatriation taxes as imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Overdrafts. Pursuant to the custodian agreement, the Fund’s custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $39,730,091 available to offset future net realized capital gains as of October 31, 2010. The loss carryforward expires as follows: October 31, 2017 — $36,990,240 and October 31, 2018 — $2,739,851.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future

16	Tax-Advantaged Global Shareholder Yield Fund | Semiannual report

taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of October 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital. The final determination of tax characteristics of the Fund’s distribution will occur at the end of the year at which time it will be reported to shareholders. A portion of the distributions paid may be deemed a tax return of capital for the year ended October 31, 2011.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions and wash sales loss deferrals.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of Assets and Liabilities.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund exercises a call option, the cost of the

Semiannual report | Tax-Advantaged Global Shareholder Yield Fund	17

securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the Fund.

During the six months ended April 30, 2011, the Fund wrote option contracts to generate income and to reduce overall volatility of the underlying portfolio. The following tables summarize the Fund’s written options activities during the six months ended April 30, 2011 and the contracts held at April 30, 2011.

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED (PAID)

Outstanding, beginning of period	1,062	$1,008,725
Options written	5,197	8,288,483
Options closed	(4,889)	(8,316,487)
Options expired	(790)	(320,019)
Outstanding, end of period	580	$660,702

	EXERCISE	EXPIRATION	NUMBER OF
NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

CALLS
Russell 2000 Index	$840	May 2011	35	$54,145	($110,495)
S&P 100 Index	585	May 2011	200	331,397	(480,000)
S&P 500 Index	1,350	May 2011	220	177,537	(482,900)
S&P 500 Index	1,335	May 2011	60	71,819	(203,760)
S&P 600 SmallCap Index	450	May 2011	65	25,804	(82,875)
Total			580	$660,702	($1,360,030)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at April 30, 2011 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Equity contracts	Written options, at value	Written options	—	($1,360,030)

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six-month period ended April 30, 2011:

	STATEMENT OF
RISK	OPERATIONS LOCATION	WRITTEN OPTIONS

Equity contracts	Net realized loss	($2,694,072)

18	Tax-Advantaged Global Shareholder Yield Fund | Semiannual report

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six-month period ended April 30, 2011:

	STATEMENT OF
RISK	OPERATIONS LOCATION	WRITTEN OPTIONS

Equity contracts	Change in unrealized	($710,228)
	appreciation
	(depreciation)

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. The Adviser is an indirect wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equal to 1.00% annually of the Fund’s average daily gross assets. Gross assets of the Fund mean total assets of the Fund (including any form of investment leverage) minus the sum of accrued liabilities. The Adviser has subadvisory agreements with Epoch Investment Partners, Inc. and Analytic Investors, LLC. The Fund is not responsible for payment of the subadvisory fees.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended April 30, 2011, amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 6 — Fund share transactions

In December 2008, the Trustees approved a share repurchase plan. Under the plan, the Fund may repurchase in the open market up to 10% of its outstanding common shares. On December 8, 2009, the Trustees approved the renewal of the Fund’s share repurchase plan. As renewed, the Fund may purchase, in the open market, up to an additional 10% of its outstanding common shares between January 1, 2010 and December 31, 2010 (based on common shares outstanding as of December 31, 2009). At December 31, 2010, the plan was not renewed. There were no share repurchases for the six months ended April 30, 2011 or the year ended October 31, 2010.

Semiannual report | Tax-Advantaged Global Shareholder Yield Fund	19

Transactions in Fund shares for the six months ended April 30, 2011 and the year ended October 31, 2010 were as follows:

	Six months ended 4-30-11		Year ended 10-31-10
	Shares	Amount	Shares	Amount
Distributions reinvested	30,247	$381,503	77,761	$953,232

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $59,420,606 and $66,498,976, respectively, for the six months ended April 30, 2011.

20	Tax-Advantaged Global Shareholder Yield Fund | Semiannual report

Additional information

Unaudited

Investment objective and policy

The Fund’s investment objective is to provide total return consisting of a high level of current income and gains and long term capital appreciation. The Fund will seek to achieve favorable after-tax returns for its shareholders by seeking to minimize the federal income tax consequences on income and gains generated by the Fund. Under normal market conditions, the Fund will invest at least 80% of its total assets in a diversified portfolio of dividend-paying securities of issuers located throughout the world. The Fund also intends to write call options on a variety of both U.S. and non-U.S. broad-based indices. The Fund began operations on September 26, 2007.

Effective June 10, 2009, the Board approved a change in the Fund’s benchmark index from the S&P/Citigroup Developed Broad Market Index to the MSCI World Index. The Board also approved a conforming change to the Fund’s investment policies to reflect that Epoch Investment Partners, Inc. seeks to produce an efficient portfolio on a risk/return basis with a dividend yield that exceeds the dividend yield of the MSCI World Index, rather than the S&P/Citigroup Developed Broad Market Index.

On March 9, 2011, the Fund’s Trustees approved certain investment policy changes, as summarized below:

(i) investment policy stating that “Under normal market conditions, the Fund will invest at least 80% of its total assets in a diversified portfolio of dividend-paying stocks of issuers located throughout the world.” was replaced with the following: “Under normal market conditions, the Fund will invest at least 80% of its total assets in a diversified portfolio of dividend-paying securities of issuers located throughout the world.”;

(ii) investment policy stating that “Under normal market conditions, the Fund will invest primarily in a diversified portfolio of dividend-paying stocks of issuers located throughout the world that Epoch believes at the time of investment are eligible to pay tax-advantaged dividends.” was replaced with the following: “Under normal market conditions, the Fund will invest primarily in a diversified portfolio of dividend-paying securities of issuers located throughout the world that Epoch believes at the time of investment are eligible to pay tax-advantaged dividends.”;

(iii) investment policy stating that “In selecting securities for the Fund’s portfolio, Epoch will focus on dividend-paying common stocks and to a lesser extent preferred stocks that produce an attractive level of tax-advantaged income.” was replaced with the following: “In selecting securities for the Fund’s portfolio, Epoch will focus on dividend-paying common stocks and to a lesser extent preferred securities that produce an attractive level of tax-advantaged income.”; and

(iv) investment policy stating that “The Fund may invest in preferred stocks of both domestic and foreign issuers. Under normal market conditions, the Fund expects, with respect to that portion of its total assets invested in preferred stocks, to invest only in preferred stocks of investment grade quality as determined by S&P, Fitch or Moody’s or, if unrated, determined to be of comparable quality by a sub-adviser to the Fund, Epoch Investment Partners, Inc. (“Epoch”).” was replaced with the following: “The Fund may invest in preferred securities of both domestic and foreign issuers. Under normal market conditions, the Fund expects, with respect to that portion of its total assets invested in preferred securities, to invest only in preferred securities of investment grade quality as determined by S&P, Fitch or Moody’s or, if unrated, determined to be of comparable quality by a sub-adviser to the Fund, Epoch Investment Partners, Inc. (“Epoch”).”

Semiannual report | Tax-Advantaged Global Shareholder Yield Fund	21

Bylaws

Effective September 9, 2008, the Fund’s bylaws were amended with respect to notice requirements for Trustee nominations and other proposals by the Fund’s shareholders. These provisions require the disclosure of the nominating shareholder and the nominee’s investment interests as they relate to the Fund, as well as the name of any other shareholder supporting the nominee for election as a Trustee or the proposal of other business. In order for notice to be proper, such notice must disclose the economic interests of the nominating shareholder and nominee, including his or her holdings of shares in the Fund, the intent upon which those shares were acquired, and any hedging arrangements (including leveraged or short positions) made with respect to the shares of the Fund. Additionally, any material interest that the shareholder has in the business to be brought before the meeting must be disclosed.

Dividends and distributions

During the six-month period ended April 30, 2011, distributions totaling $0.7200 per share were paid to common shareholders. The dates of payments and the amounts per share are as follows:

PAYMENT DATE	INCOME DIVIDEND[1]

December 31, 2010	$0.3600
March 31, 2011	0.3600
Total	$0.7200

1 A portion of the distributions may be deemed a tax return of capital at year-end.

Dividend reinvestment plan

The Board of Trustees approved certain amendments to the Fund’s Dividend Reinvestment Plan. The Dividend Reinvestment Plan that is in effect as of July 1, 2011 is described below.

Pursuant to the Fund’s Dividend Reinvestment Plan (the Plan), distributions of dividends and capital gains are automatically reinvested in common shares of the Fund by The Bank of New York Mellon (the Plan Agent). Every shareholder holding at least one full share of the Fund is entitled to participate in the Plan. In addition, every shareholder who became a shareholder of the Fund after June 30, 2011 and holds at least one full share of the Fund will be automatically enrolled in the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash.

If the Fund declares a dividend or distribution payable either in cash or in common shares of the Fund and the market price of shares on the payment date for the distribution or dividend equals or exceeds the Fund’s net asset value per share (NAV), the Fund will issue common shares to participants at a value equal to the higher of NAV or 95% of the market price. The number of additional shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution or dividend by the higher of NAV or 95% of the market price. If the market price is lower than NAV, or if dividends or distributions are payable only in cash, then participants will receive shares purchased by the Plan Agent on participants’ behalf on the New York Stock Exchange (the NYSE) or otherwise on the open market. If the market price exceeds NAV before the Plan Agent has completed its purchases, the average per share purchase price may exceed NAV, resulting in fewer shares being acquired than if the Fund had issued new shares.

There are no brokerage charges with respect to common shares issued directly by the Fund. However, whenever shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees, currently $0.05 per share purchased or sold. Brokerage trading fees will be deducted from amounts to be invested.

The reinvestment of dividends and net capital gains distributions does not relieve participants of any income tax that may be payable on such dividends or distributions.

22	Tax-Advantaged Global Shareholder Yield Fund | Semiannual report

Shareholders participating in the Plan may buy additional shares of the Fund through the Plan at any time in amounts of at least $50 per investment, up to a maximum of $10,000, with a total calendar year limit of $100,000. Shareholders will be charged a $5 transaction fee plus $0.05 per share brokerage trading fee for each order. Purchases of additional shares of the Fund will be made on the open market. Shareholders who elect to utilize monthly electronic fund transfers to buy additional shares of the Fund will be charged a $2 transaction fee plus $0.05 per share brokerage trading fee for each automatic purchase. Shareholders can also sell Fund shares held in the Plan account at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.bnymellon.com/shareowner/equityaccess. The Plan Agent will mail a check to you (less applicable brokerage trading fees) on settlement date, which is three business days after your shares have been sold. If you choose to sell your shares through your stockbroker, you will need to request that the Plan Agent electronically transfer your shares to your stockbroker through the Direct Registration System.

Shareholders participating in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.bnymellon.com/shareowner/equityaccess. Such termination will be effective immediately if the notice is received by the Plan Agent prior to any dividend or distribution record date; otherwise, such termination will be effective on the first trading day after the payment date for such dividend or distribution, with respect to any subsequent dividend or distribution. If you withdraw, your shares will be credited to your account; or, if you wish, the Plan Agent will sell your full and fractional shares and send you the proceeds, less a transaction fee of $5.00 and less brokerage trading fees of $0.05 per share. If a shareholder does not maintain at least one whole share of common stock in the Plan account, the Plan Agent may terminate such shareholder’s participation in the Plan after written notice. Upon termination, shareholders will be sent a check for the cash value of any fractional share in the Plan account, less any applicable broker commissions and taxes.

Shareholders who hold at least one full share of the Fund may join the Plan by notifying the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.bnymellon.com/shareowner/equityaccess. If received in proper form by the Plan Agent before the record date of a dividend, the election will be effective with respect to all dividends paid after such record date. If you wish to participate in the Plan and your shares are held in the name of a brokerage firm, bank or other nominee, please contact your nominee to see if it will participate in the Plan for you. If you wish to participate in the Plan, but your brokerage firm, bank or other nominee is unable to participate on your behalf, you will need to request that your shares be re-registered in your own name, or you will not be able to participate. The Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by you as representing the total amount registered in your name and held for your account by your nominee.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund and the Plan Agent reserve the right to amend or terminate the Plan. Participants generally will receive written notice at least 90 days before the effective date of any amendment. In the case of termination, participants will receive written notice at least 90 days before the record date for the payment of any dividend or distribution by the Fund.

All correspondence or additional information about the Plan should be directed to The Bank of New York Mellon, c/o BNY Mellon Shareowner Services, c/o Mellon Investor Services, P.O. Box 358035, Pittsburgh, PA 15252-8035 (Telephone: 1-800-852-0218 (within the U.S. and Canada), 1-201-680-6578 (International Telephone Inquiries), and 1-800-231-5469 (For the Hearing Impaired (TDD)).

Semiannual report | Tax-Advantaged Global Shareholder Yield Fund	23

Shareholder communication and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310
Telephone: 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Shareholder meeting

The Fund held its Annual Meeting of Shareholders on January 21, 2011. The following proposal was considered by the shareholders:

Proposal: Election of three (3) Trustees to serve for a three-year term ending at the Annual Meeting of Shareholders in 2014. The votes cast with respect to each Trustee are set forth below.

THE PROPOSAL PASSED ON JANUARY 21, 2011.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

James F. Carlin	7,157,625	67,550
William H. Cunningham	7,154,098	71,077
Gregory A. Russo	7,167,704	57,471

The following eight Trustees were not up for election and remain in office: Deborah C. Jackson, Charles L. Ladner, Stanley Martin, Patti McGill Peterson, Hugh McHaffie, John A. Moore, Steven R. Pruchansky and John G. Vrysen.

24	Tax-Advantaged Global Shareholder Yield Fund | Semiannual report

More information

Trustees	Officers	Investment adviser
Steven R. Pruchansky,	Keith F. Hartstein	John Hancock Advisers, LLC
Chairperson	President and
James F. Carlin	Chief Executive Officer	Subadviser
William H. Cunningham		Epoch Investment Partners, Inc.
Deborah C. Jackson*	Andrew G. Arnott	Analytic Investors, LLC
Charles L. Ladner,*	Senior Vice President
Vice Chairperson	and Chief Operating Officer	Custodian
Stanley Martin*		State Street Bank and
Hugh McHaffie†	Thomas M. Kinzler	Trust Company
Dr. John A. Moore	Secretary and Chief Legal Officer
Patti McGill Peterson*		Transfer agent
Gregory A. Russo	Francis V. Knox, Jr.	Mellon Investor Services
John G. Vrysen†	Chief Compliance Officer
Legal counsel
*Member of the	Charles A. Rizzo	K&L Gates LLP
Audit Committee	Chief Financial Officer
†Non-Independent Trustee		Stock symbol
	Salvatore Schiavone	Listed New York Stock
	Treasurer	Exchange: HTY

For shareholder assistance refer to page 24

You can also contact us:
	1-800-852-0218	Regular mail:
	jhfunds.com	Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-852-0218.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

The Fund is listed for trading on the NYSE and has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE’s listing standards. The Fund also files with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.

Tax-Advantaged Global Shareholder Yield Fund | Semiannual report	25

1-800-852-0218
1-800-231-5469 TDD
1-800-843-0090 EASI-Line
www.jhfunds.com

PRESORTED
STANDARD
U.S. POSTAGE
PAID
MIS

P14SA 4/11
6/11

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Global Shareholder Yield Fund

By:

/s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: June 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: June 20, 2011

By:

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: June 20, 2011